787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

October 11, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             Credit Suisse Opportunity Funds

Post-Effective Amendment No. 51

Securities Act File No. 033-92982; Investment Company Act File No. 811-09054

Ladies and Gentlemen:

On behalf of Credit Suisse Opportunity Funds (the “Registrant”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) under the 1933 Act and Amendment No. 52 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The purpose of the Amendment is to add a new series to the Registrant: Credit Suisse Emerging Markets Equity Fund.

It is proposed that the Amendment will become effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act, on Thursday, December 26, 2013.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8813.

Sincerely,

/s/ Diana N. Huffman
Diana N. Huffman

Enclosures

cc:                                Joanne Doldo, Credit Suisse Asset Management, LLC

Rose F. DiMartino, Willkie Farr & Gallagher LLP

Elliot J. Gluck, Willkie Farr & Gallagher LLP

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh